CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 3	$ 48,670	$ (5,163)	$ (73,487)	$ (29,977)
Balance at the beginning (in shares) at Dec. 31, 2018	27,369,700
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,928)	(1,928)
Foreign currency translation adjustments arising during the period					1,883
Balance at the end at Dec. 31, 2019	$ 3	48,670	(3,280)	(75,415)	$ (30,022)
Balance at the end (in shares) at Dec. 31, 2019	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				22,673	$ 22,673
Foreign currency translation adjustments arising during the period			(776)		(776)
Balance at the end at Sep. 30, 2020	$ 3	48,670	(4,056)	(52,742)	(8,125)
Balance at the end (in shares) at Sep. 30, 2020	27,483,350
Balance at the beginning at Dec. 31, 2019	$ 3	48,670	(3,280)	(75,415)	$ (30,022)
Balance at the beginning (in shares) at Dec. 31, 2019	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				38,453	$ 38,453
Foreign currency translation adjustments arising during the period			420		420
Balance at the end at Dec. 31, 2020	$ 3	48,670	(2,860)	(36,962)	$ 8,851
Balance at the end (in shares) at Dec. 31, 2020	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				8,373	$ 8,373
Foreign currency translation adjustments arising during the period			23		23
Change in fair value of derivative instruments			90		90
Dividends declared				(10,000)	(10,000)
Balance at the end at Sep. 30, 2021	$ 3	$ 48,670	$ (2,747)	$ (38,589)	$ 7,337
Balance at the end (in shares) at Sep. 30, 2021	27,483,350				27,483,350